Other comprehensive income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 584	€ 1,038	€ 56
Changes in value recognised in equity	643	944	242
Decrease due to other modification	59
Profit (loss) related to measurement of goodwill	274	(41)	542
Impairment loss (reversal)	12,644	12,956	10,863
Exchange differences	(22,375)	(19,510)	(20,420)
Equity Investments
Disclosure of analysis of other comprehensive income by item [line items]
Exchange differences	428	318	374
Reclassification adjustments on exchange differences on translation, net of tax	(45)	(44)	15
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	0	44	7
Grupo Santander
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) related to measurement of goodwill	2,865	(910)	(3,467)
From goodwill	(568)	249	496
Exchange differences	(22,375)	(19,510)	(20,420)	€ (23,887)
Goodwill
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) related to measurement of goodwill	568		(494)
UK
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	475	€ 687	€ 857
Decrease (increase) in accumulated actuarial losses/profits	€ 475
Annual discount rate	5.54%	4.63%	4.88%
Annual social security pension increase rate	3.04%	2.96%	2.98%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 160
Annual social security pension increase rate	10.58%	8.65%
Actuarial assumption of medical cost trend rates	10.50%	8.70%
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 21	€ 10	€ (295)
Decrease (increase) in accumulated actuarial losses/profits	€ 21
Annual discount rate	3.00%	3.35%
Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (13)